Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets
Total Assets	$ 6,125,000	$ 5,409,000		$ 2,242,000
Current liabilities:
Total liabilities	25,793,000	24,749,000		18,036,000
Commitments and Contingencies (Note 4)
Stockholder's deficit
Additional paid-in capital	4,611,000	4,611,000		4,611,000
Accumulated deficit	(28,993,000)	(28,665,000)		(25,119,000)
Total liabilities and stockholder's deficit	6,125,000	5,409,000		2,242,000
Iris Parent Holding Corp
Current liabilities:
Accrued expenses	1,060	805		400
Total liabilities	1,060	805		400
Commitments and Contingencies (Note 4)
Stockholder's deficit
Common stock, $0.0001 par value; 1,000 shares authorized; 100 shares issued and outstanding as of March 31, 2025 and December 31, 2024	0	0		0
Additional paid-in capital	10	10		10
Stock subscription receivable	(10)	(10)		(10)
Accumulated deficit	(1,060)	(805)		(400)
Total stockholder's deficit	$ (1,060)	$ (805)	$ (647)	$ (400)	$ (22)